Commitments and Contingencies (Details) (Non cancellable term [Member], USD $)	Sep. 30, 2012
Non cancellable term [Member]
Schedule of estimated future contracted revenues expected to receive over the lease term under the time charters
2013	$ 18,315,850
2014	8,870,650
Total	$ 27,186,500